Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, net
Schedule of intangible assets, net
	December 31,	December 31,
	2025	2024
Software	$6,484	$6,212
Patents	215,846	206,791
Subtotal	222,330	213,003
Less: Accumulated amortization	(51,545)	(28,456)
Intangible assets, net	$170,785	$184,547